Contingencies	3 Months Ended
Mar. 31, 2018
Notes
Contingencies

14.Contingencies

We are not a party to any legal proceedings, other than ordinary routine litigation incidental to our business, which we believe will not have a material effect on our financial position or results of operations.

From November 2017 through March 2018, we engaged in a successful financing pursuant to an exemption from registration under Regulation S and Regulation D offering (the “Offering”) of our common stock. In connection with the Offering, we issued a total of 15,819,269 shares of our $0.0001 par value common stock at a price of $0.067 per share to 81 accredited and non-accredited investors resulting in gross proceeds of $1,059,889. In connection with the Offering, 31 investors participating in the Offering pursuant to Regulation D were deemed to be non-accredited, U.S. persons. As of March 31, 2018, the total shares of common stock subject to rescission in connection with the Offering was 608,671 shares representing $40,780 of the gross proceeds received. On June 25, 2018, a notice of rescission was distributed to these investors. As of July 25, 2018 the date upon which the rescission period expired, one investor representing 22,389 shares and $1,500 of the gross proceeds exercised his right to rescission.